NOTE 23 - Financial expenses: Schedule of Financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expense recognized from Derivative liability - Warrants
Interest expense on other financial liabilities	$ 408	$ 526	[1]
Fair value adjustments of Convertible loans and issuance of Warrants
Interest expense on other financial liabilities	3,503	1,024
Interest paid on convertible loans
Interest expense on other financial liabilities	0	416
Interest over Provision for Agricultural Research Organization
Interest expense on other financial liabilities	403	402
Interest over Short-term loans
Interest expense on other financial liabilities	70	0
Bank commissions
Interest expense on other financial liabilities	116	136
Payment gateway fees
Interest expense on other financial liabilities	579	0
Exchange rate differences
Interest expense on other financial liabilities	75	0
Interest
Interest expense on other financial liabilities	762	120
Interest expense on other financial liabilities	$ 5,916	$ 2,624

[1]	Comparative amounts have been reclassified to conform to the current year presentation (Note 2b)